Document and Entity Information	Oct. 02, 2023
Prospectus:
Document Type	497
Document Period End Date	Oct. 02, 2023
Entity Registrant Name	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Entity Central Index Key	0000842790
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 02, 2023
Document Effective Date	Oct. 02, 2023
Prospectus Date	Jun. 28, 2023
AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus:
Prospectus Date	Jun. 28, 2023
AIM TREASURER'S SERIES TRUST (INVESCO TREASURER'S SERIES TRUST)
Prospectus:
Prospectus Date	Dec. 16, 2022
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Prospectus:
Prospectus Date	Apr. 28, 2023
INVESCO Government Money Market Fund | Invesco Cash Reserve | AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus:
Trading Symbol	AIMXX
INVESCO Government Money Market Fund | Investor Class | AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus:
Trading Symbol	INAXX
INVESCO Government Money Market Fund | CLASS AX | AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus:
Trading Symbol	ACZXX
INVESCO Government Money Market Fund | CLASS CX | AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus:
Trading Symbol	ACXXX
Invesco Premier U.S. Government Money Portfolio | Investor Class | AIM TREASURER'S SERIES TRUST (INVESCO TREASURER'S SERIES TRUST)
Prospectus:
Trading Symbol	FUGXX
Invesco Premier U.S. Government Money Portfolio | Institutional Class | AIM TREASURER'S SERIES TRUST (INVESCO TREASURER'S SERIES TRUST)
Prospectus:
Trading Symbol	IUGXX